Other Comprehensive Income (Loss) - Other Comprehensive Income (Loss) Amounts Reclassified to Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sales and other revenues	$ 18,389,142	$ 11,183,643	$ 17,486,578
Cost of products sold	(15,567,052)	(9,158,805)	(13,918,384)
Operating expenses	(1,517,478)	(1,300,277)	(1,394,052)
Net income (loss) before tax	787,152	(747,046)	1,171,504
Income tax expense (benefit)	123,898	(232,147)	299,152
Net income (loss)	663,254	(514,899)	872,352
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income (loss)	(10,385)	1,013	17,354
Net unrealized gain on hedging instruments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Net income (loss) before tax	(17,579)	(2,604)	19,713
Income tax expense (benefit)	(4,430)	(664)	5,027
Net income (loss)	(13,149)	(1,940)	14,686
Net unrealized gain on hedging instruments | Commodity price swaps | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Sales and other revenues	(19,239)	(5,168)	(1,799)
Cost of products sold	0	4,281	22,876
Operating expenses	1,660	(1,717)	(1,364)
Net change in pension and other post-retirement benefit obligations | Reclassification out of Accumulated Other Comprehensive Income | Pension obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other, net	407	422	0
Income tax expense (benefit)	103	108	0
Net income (loss)	304	314	0
Net change in pension and other post-retirement benefit obligations | Reclassification out of Accumulated Other Comprehensive Income | Post-retirement healthcare obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other, net	3,328	3,564	3,587
Income tax expense (benefit)	839	909	915
Net income (loss)	2,489	2,655	2,672
Net change in pension and other post-retirement benefit obligations | Reclassification out of Accumulated Other Comprehensive Income | Retirement restoration plan
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Other, net	(39)	(22)	(6)
Income tax expense (benefit)	(10)	(6)	(2)
Net income (loss)	$ (29)	$ (16)	$ (4)